STOCKHOLDERS' EQUITY (Details Textual) - USD ($)									1 Months Ended																					3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 09, 2015	Jun. 02, 2015	Jun. 02, 2015	May 01, 2015	Mar. 12, 2015	Mar. 05, 2015	Feb. 02, 2015	Jan. 15, 2015	Aug. 31, 2016	Jul. 31, 2016	May 31, 2016	Apr. 30, 2016	Oct. 26, 2015	Jun. 15, 2015	Mar. 16, 2015	Feb. 23, 2015	Jan. 29, 2015	Dec. 31, 2014	Dec. 15, 2014	Nov. 25, 2014	Nov. 18, 2014	Sep. 30, 2014	Jul. 31, 2014	Jul. 17, 2014	Jun. 30, 2014	Mar. 28, 2014	Feb. 03, 2014	Jan. 30, 2014	Jan. 27, 2014	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 09, 2016	Nov. 30, 2015	Mar. 27, 2014
Class of Stock [Line Items]
Subscription Receivable																		$ 1,175,000												$ 1,175,000					$ 0	$ 1,175,000
Common Stock, Shares, Issued																		77,817,861						34,459		49,496				77,817,861			107,250,100		81,717,154	77,817,861
Common Stock, Shares, Outstanding																		77,817,861												77,817,861			107,250,100		81,717,154	77,817,861
Proceeds from Issuance of Warrants											$ 1,579,082								$ 119,449			$ 10,000				$ 13,000							$ 0	$ 43,942	$ 43,941	$ 3,643,970
Stock Issued During Period, Shares, Issued for Services									83,332	83,332		83,336							37,314							100,000				195,000					2,300,000
Stock Issued During Period Value Warrants Exercised											1,312,000											20,000				1,300,000						50,000
Common Stock Issuance Costs																										$ 28,500							$ 28,458	664,497	$ 682,126	918,315
Shares, Issued				175,000																															175,000
Share price (in dollars per share)				$ 10.00																													$ 0.161		$ 0.0306
Conversion price (in dollars per share)				$ 0.1754																															$ 0.1754
Preferred Stock, Dividend Rate, Percentage																																			5.00%
Stock Issued During Period, Value, Issued for Services									$ 12,416	$ 14,166		$ 14,292							$ 19,888											$ 119,500	$ 382,300	$ 354,835	$ 14,292		$ 682,126	918,315
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																				30,000	20,000			75,000		100,000
Stock Issued During Period, Shares, New Issues											11,714,285								331,804	9,115	4,375	20,000									515,000	1,071,916
Adjustments to Additional Paid in Capital Warrant Options and PSU Issued for Services																																			$ 1,075,749	$ 1,844,009
Proceeds From Units Sold To Accredited Investors								$ 325,000
Private Placement Cost For Units Sold To Accredited Investors				$ 1,750,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											1,312,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.25	$ 0.001										$ 0.50									$ 0.50				$ 0.10			$ 0.10
Fair Value Assumptions, Risk Free Interest Rate																																	1.01%
Common Stock Shares Authorized Before Amendment																																							100,000,000
Common Stock, Shares Authorized																		250,000,000												250,000,000			250,000,000		250,000,000	250,000,000			250,000,000
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercises In Period																																	0		109,855	11,748,807
Common Stock, Value, Issued																		$ 778												$ 778			$ 1,072		$ 817	$ 778
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																			5 years
Proceeds from Issuance of Common Stock																																	1,579,082	325,000	$ 325,000	2,682,689
Debt Instrument, Face Amount	$ 2,500,000
Cash																		$ 1,672,901												$ 1,672,901			$ 2,144,220		$ 1,687,257	$ 1,672,901
Class of Warrant or Right, Outstanding												18,353,310																					18,353,311
Preferred Stock, Shares Issued																		0												0			160,000		175,000	0
Preferred Stock, Par or Stated Value Per Share																		$ 0.00001												$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, Shares Outstanding																		0												0			160,000		175,000	0
Stock Issued During Period, Shares, Conversion of Convertible Securities												12,834,800
Stock Issued During Period, Value, Conversion of Convertible Securities												$ 1,025,000																					$ 1,078,123
Stock Issued During Period Shares Conversion Of Preferred Stock share											900,525
Conversion of Stock, Shares Converted											15,000
Class Of Warrant Or Right Expiration Term											5 years
Dividend Declared [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 12.50
Private Placement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								812,500
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 0.60
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														5 years
Proceeds from Issuance of Private Placement								$ 325,000
Class of Warrant or Right, Outstanding								304,688
Consultant [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants																																		43,941
Stock Issued During Period, Shares, Issued for Services																																			236,626
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																			801,936
Proceeds from Issuance of Common Stock																																		$ 109,855
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																																	83,336		3,101,936	1,963,537
Stock Issued During Period, Value, Issued for Services																																	$ 1		$ 31	$ 20
Stock Issued During Period, Shares, New Issues																																17,870
Adjustments to Additional Paid in Capital Warrant Options and PSU Issued for Services																																			$ 0	$ 0
Stock Issued During Period, Shares, Conversion of Convertible Securities																																	12,834,800
Stock Issued During Period, Value, Conversion of Convertible Securities																																	$ 128
Warrants Issued For Cancellation Of Common Stock, Shares																																			124,998
Warrant [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants																							$ 3,501,521
Stock Issued During Period, Shares, New Issues																																			208,332	53,036
Stock Issued During Period, Value, New Issues																																				$ 21,514
Private Placement Cost For Units Sold To Accredited Investors																							131,280
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																	1,181,329
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10																																				$ 0.25
Proceeds From Issuance Of Warrants Gross																							$ 3,632,801
Warrant Discount Percentage																							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross													41,667
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																																			5 years
Share Based Compensation Arrangement By Share Based Payment Award Vesting Monthly													41,667
Warrants Issued For Cancellation Of Common Stock, Shares																																			124,998
Warrant [Member] | Second Private Placement and Third Private Placement [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Exercises In Period																							10,027,002
Employee Stock Option Three [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																	3 years
Employee Stock Option Four [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date							Feb. 02, 2020
Employee Stock Option Five [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																Feb. 23, 2020
Employee Stock Option Seven [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date					Mar. 12, 2020
Employee Stock Option Eight [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date															Mar. 16, 2020
Employee Stock Option Nine [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Jun. 02, 2018
Employee Stock Option Ten [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Employee Stock Option Eleven [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Employee Stock Option Twelve [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date														Jun. 15, 2020
Promissory Notes [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues	$ 2,500,000
Percentage Of Additional Principal Amount	50.00%
Paid In Kind Interest Percentage	10.00%
Debt Instrument, Face Amount	$ 3,750,000
Convertible Debt	$ 37,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	25,000,000
Equity Securities Issued Percentage																																			60.00%
Cash																																			$ 2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price																																			$ 0.10
Warrants granted on February 3, 2014 [Member] | Warrant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services																											44,307
Stock Issued During Period, Value, New Issues																											$ 13,292
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											44,307
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 0.40
Fair Value Assumptions, Expected Volatility Rate																											100.00%
Fair Value Assumptions, Risk Free Interest Rate																											1.44%
Class Of Warrant Or Right Grant Date Fair Value																											$ 8,186
June 2015 Issue One [Member]
Class of Stock [Line Items]
Exercise Price Of Units			$ 0.16
Stock Issued During Period, Shares, Issued for Services			1,250,000
Term of warrants issued to accredited investor			5 years
Stock Issued During Period, Value, Issued for Services			$ 200,000
Units Sold To Accredited Investors Number Of Common Shares That Can Be Purchased Against Each Warrant			2,000,000
June 2015 Issue Two [Member]
Class of Stock [Line Items]
Exercise Price Of Units			$ 0.16
Stock Issued During Period, Shares, Issued for Services			800,000
Term of warrants issued to accredited investor			5 years
Stock Issued During Period, Value, Issued for Services			$ 128,000
Units Sold To Accredited Investors Number Of Common Shares That Can Be Purchased Against Each Warrant			1,000,000
Accredited investors
Class of Stock [Line Items]
Subscription Receivable																		$ 1,175,000												$ 1,175,000						$ 1,175,000
Exercise Price Of Units																		$ 0.60										$ 0.40				$ 0.40
Stock Issued During Period Value Warrants Exercised																		2,507,813				175,000
Stock Issued During Period, Shares, New Issues																		6,687,500
Units sold to accredited investors, number of common shares																									2,766,667			666,667
Units Sold To Accredited Investors Warrants																												666,667				2,766,667
Units sold to accredited investors (in shares)																		6,687,500				700,000			2,766,667			666,667
Units Sold To Accredited Investors Warrants Common Stock For Services																						700,000
Proceeds From Units Sold To Accredited Investors Net Of Placement Fees																		$ 2,552,000										$ 181,537				$ 774,152
Proceeds From Units Sold To Accredited Investors																		2,675,000				$ 350,000			$ 830,000			200,000
Private Placement Cost For Units Sold To Accredited Investors																		$ 123,000										$ 18,463
Class of Warrant or Right, Exercise Price of Warrants or Rights																						$ 0.60									$ 0.60
Class Of Warrant Or Right Grant Date Fair Value																									$ 55,848							$ 55,848
Percent Of Common Shares Available To Purchase With Purchase Of Common Share Of Stock																		37.50%												37.50%						37.50%
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Payments For Rent Half Hour						$ 12,500
Exceeded Fair Value Of Furniture						20,000
Share Based Compensation Arrangement By Share Based Payment Award Options Provisions						$ 500,000
Share Price Held In Escrow						50.00%
Professional Fees						$ 425,000
Effect on Future Earnings, Offset Amount						158,000
Effect on Future Earnings, Amount						267,000
Security Deposit						48,000
Payments for Rent						6,250
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants						$ 1,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period						500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross						500,000																							500,000
Proceeds from Issuance Initial Public Offering						$ 3,000,000
Common Stock, Value, Issued						250,000
Escrow Deposit						$ 250,000
Executive Employee [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services																																			$ 117,500
Executive Employee [Member] | Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																													250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																													$ 0.40
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price (in dollars per share)				$ 0.1754
Redemption Price (in dollars per share)																																	$ 0.1754
Preferred Stock, Dividend Rate, Percentage				5.00%																													5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				175,000
Shares Issued, Price Per Share				$ 10
Proceeds from Issuance of Private Placement				$ 1,750,000
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 594,641
Cumulative Dividends																																			$ 58,733
Preferred Stock, Shares Issued																																	160,000		175,000
Preferred Stock, Par or Stated Value Per Share																																	$ 10
Preferred Stock, Shares Outstanding																																	160,000		175,000